Income Taxes - Federal Statutory Income Tax Rate to Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax provision (benefit) at federal statutory rate	$ (7.8)	$ 41.3
Permanent differences	0.2	1.2
State tax, net of federal benefit	(7.3)	6.2
Foreign rate differential	0.5	(2.7)
Minority interest	0.2	(4.6)
Executive and stock compensation	2.5	3.5
Increase (decrease) in valuation allowance	(10.2)	(45.2)
Transaction costs	0.1	1.5
Tax credits generated/utilized	(2.2)	0.0
Return to provision	(6.0)	15.6
ASU 2017-11 adoption	(1.3)	0.0
Goodwill impairment	10.9	0.0
Gain/loss on sale or deconsolidation of a subsidiary	0.0	5.7
Bargain purchase gain	0.0	(24.2)
Other	(2.0)	3.9
Warrant liability	2.1	0.0
Income tax (benefit) expense	$ (20.3)	$ 2.2